UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2017

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Fund Expenses	5
Fund at a glance	6
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
1919 Maryland Tax-Free Income Fund
Fund Expenses	21
Fund at a glance	22
Schedule of Investments	23
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31
1919 Socially Responsive Balanced Fund
Fund Expenses	38
Fund at a glance	39
Schedule of Investments	40
Statement of Assets and Liabilities	46
Statement of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	49
Notes to financial statements	53
Other Information	66
Privacy Notice	67
Directory of Funds' Service Providers	Back Cover

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

For the first six months of 2017, the S&P 500 Index delivered a strong return as investors began to appreciate a favorable and in many cases accelerating earnings outlook for many companies. Aided by an increase in short term interest rates, a solid demand environment for consumer and commercial loans and other financial products, along with positive equity market returns, many financial companies reported accelerating earnings per share (EPS) growth. Financials also began to benefit from the prospects for a more relaxed but still effective regulatory environment. For example in March 2017, the Federal Reserve effectively raised its asset threshold for merger and acquisition (M&A) activity, potentially enlarging the pool of banks able to engage in transactions without increased scrutiny.

In late June, large banks announced favorable results from the 2017 Dodd-Frank Act Stress Tests and the Comprehensive Capital Analysis and Review (CCAR). This enabled these banks to announce increased capital deployment in the form of higher dividends and share buybacks. Many smaller banks have also been in a pattern of annually increasing dividends which can over time become meaningful to overall shareholder returns.

For the six months ended June 30, 2017, the 1919 Financial Services Fund returned 3.97%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned 9.34% and 6.88% respectively for the same period. The Lipper Financial Services Fund Category average returned 4.68% over the same time frame.

How did we respond to these changing market conditions?

During the six months added to a broad range of banks, insurance and financial technology companies. In many cases, we opportunistically added to stocks with favorable growth outlooks but had lagged the market's advance immediately following the U.S. Presidential Election last November. We pared back some bank and financial technology related positions due to valuation.

What were the leading contributors to performance?

Collectively, our capital markets and financial technology companies contributed the most to performance. The top five performing stocks were Global Payments Inc., Visa Inc., Pacific

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders (cont'd)

Continental Corp., Intercontinental Exchange, Inc., and Invesco Ltd.

What were the leading detractors to performance?

The five stocks that performed the worst were Bank of the Ozarks, Inc., Discover Financial Services, Columbia Bank System, Inc., MB Financial, Inc., and TCF Financial Corp. We attribute most of this underperformance to a normal correction following meaningful and rapid gains that occurred immediately following the U.S. Election.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Charlie King, CFA
Portfolio Manager
1919 Investment Counsel, LLC

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.
Lipper Financial Services Fund Category — Funds invest primarily in equity securities of companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.
Earnings per Share (EPS) — Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

Opinions expressed herein are as of June 30, 2017 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may

1919 Funds 2017 Semi-Annual Report

invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2017 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2017

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	-2.17%
Class C	2.44
Without Sales Charges
Class A	3.80
Class C	3.44
Class I	3.97
S&P 500 Index(i)	9.34
S&P Financials Index(ii)	6.88

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2017, the total annual operating expense ratios for Class A, Class C and Class I were 1.46%, 2.19% and 1.18%, respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2017 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017. The hypothetical example is based on a six-month period ended June 30, 2017.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.80%	$1,000.00	$1,038.00	1.37%	$6.92
Class C	3.44	1,000.00	1,034.40	2.08	10.49
Class I	3.97	1,000.00	1,039.70	1.07	5.41

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,018.00	1.37%	$6.85
Class C	2.48	1000.00	1,014.48	2.08	10.39
Class I	2.48	1000.00	1,019.49	1.07	5.36

1  For the six months ended June 30, 2017.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2017 Semi-Annual Report

Fund at a glance (unaudited)

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2017

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.1%
Capital Markets — 5.4%
Affiliated Managers Group Inc.	19,392	$3,216,357
Ameriprise Financial Inc.	24,425	3,109,058
Invesco Ltd.	103,000	3,624,570
T. Rowe Price Group Inc.	20,080	1,490,137
Total Capital Markets		11,440,122
Commercial Banks — 55.3%
American River Bankshares	50,945	739,212
Bank of America Corp.	180,000	4,366,800
Bank of the Ozarks Inc.	105,698	4,954,065
Banner Corp.	52,142	2,946,544
Berkshire Hills Bancorp Inc.	77,500	2,724,125
Bryn Mawr Bank Corp.	65,000	2,762,500
Cadence BanCorp.	100,000	2,188,000	*
Centerstate Banks Inc.	149,300	3,711,598
CoBiz Financial Inc.	203,000	3,532,200
Columbia Banking System Inc.	75,000	2,988,750
Comerica Inc.	60,000	4,394,400
Customers Bancorp Inc.	48,000	1,357,440	*
Farmers & Merchants Bank of Long Beach	200	1,535,000
First Connecticut Bancorp Inc.	50,000	1,282,500
First Financial Bancorp	37,000	1,024,900
First Foundation Inc.	90,000	1,478,700	*
First Merchants Corp.	38,000	1,525,320
Franklin Financial Network Inc.	50,000	2,062,500	*
Great Western Bancorp Inc.	40,000	1,632,400
Heritage Financial Corp.	128,000	3,392,000
Howard Bancorp Inc.	60,000	1,155,000	*
JPMorgan Chase & Co.	78,310	7,157,534
MB Financial Inc.	94,000	4,139,760
National Commerce Corp.	40,000	1,582,000	*
Northrim Bancorp Inc.	39,100	1,188,640
Pacific Continental Corp.	135,000	3,449,250
Pacific Premier Bancorp, Inc.	61,263	2,260,605	*
Paragon Commercial Corp.	22,500	1,180,575	*
People's Utah Bancorp	85,000	2,278,000
PNC Financial Services Group Inc.	39,000	4,869,930
QCR Holdings Inc.	90,500	4,289,700
SmartFinancial Inc.	50,000	1,194,000	*
Sterling Bancorp	183,200	4,259,400
SunTrust Banks Inc.	30,000	1,701,600
SVB Financial Group	30,000	5,273,700	*

1919 Funds 2017 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2017

1919 Financial Services Fund

Security	Shares	Value
Commercial Banks — continued
TCF Financial Corp.	80,000	$1,275,200
Texas Capital Bancshares Inc.	60,000	4,644,000	*
U.S. Bancorp	60,500	3,141,160
Univest Corp. of Pennsylvania	45,126	1,351,524
Webster Financial Corp.	68,895	3,597,697
Western Alliance Bancorp	70,000	3,444,000	*
Wintrust Financial Corp.	50,000	3,822,000
Total Commercial Banks		117,854,229
Consumer Finance — 2.3%
Discover Financial Services	77,000	4,788,630
Total Consumer Finance		4,788,630
Diversified Financial Services — 4.3%
Charles Schwab Corp.	76,000	3,264,960
Intercontinental Exchange Inc.	90,500	5,965,760
Total Diversified Financial Services		9,230,720
Insurance — 10.9%
American Financial Group Inc.	28,650	2,846,950
AMERISAFE Inc.	25,000	1,423,750
Brown & Brown Inc.	57,000	2,454,990
Chubb Limited	29,500	4,288,710
Hanover Insurance Group Inc.	26,000	2,304,380
James River Group Holdings Ltd	30,000	1,191,900
Marsh & McLennan Cos Inc.	58,000	4,521,680
MetLife Inc.	78,000	4,285,320
Total Insurance		23,317,680
IT Services — 9.8%
Black Knight Financial Services Inc., Class A Shares	44,000	1,801,800	*
Fidelity National Information Services Inc.	42,000	3,586,800
Fiserv Inc.	24,840	3,038,925	*
Global Payments Inc.	58,699	5,301,694
Vantiv Inc.	20,000	1,266,800	*
Visa Inc., Class A Shares	63,400	5,945,652
Total IT Services		20,941,671
Professional Services — 1.3%
Verisk Analytics Inc., Class A Shares	33,500	2,826,395	*
Total Professional Services		2,826,395
Real Estate Investment Trusts (REITs) — 3.1%
Crown Castle International Corp.	39,000	3,907,020
Simon Property Group LP	16,000	2,588,160
Total Real Estate Investment Trusts (REITs)		6,495,180

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund

Security	Shares	Value
Thrifts & Mortgage Finance — 4.7%
HomeStreet Inc.	53,000	$1,466,775	*
Meta Financial Group Inc.	18,000	1,602,000
Riverview Bancorp Inc.	120,000	796,800
Territorial Bancorp Inc.	65,000	2,027,350
WSFS Financial Corp.	92,803	4,208,616
Total Thrifts & Mortgage Finance		10,101,541
Total Common Stocks (Cost — $136,005,589)		206,996,168
Short-Term Investment — 2.2%
Fidelity Institutional Money Market Funds — Government Portfolio — Class I — 0.81%(a)	4,782,253	4,782,253
Total Short-Term Investment (Cost — $4,782,253)		4,782,253
Total Investments — 99.3% (Cost — $140,787,842)		211,778,421
Other Assets in Excess of Liabilities — 0.7%		1,397,644
Total Net Assets — 100.0%		$213,176,065

Notes:

*  Non-income producing security

(a)  The rate is annualized seven-day yield at period end.

.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2017 (Unaudited)

Assets:
Investments in securities at value (cost $140,787,842)	$211,778,421
Foreign currency at value (cost $17,785)	17,992
Receivable for fund shares sold	1,885,959
Dividends and interest receivable	90,403
Other receivables	4,036
Prepaid expenses	33,408
Total Assets	213,810,219
Liabilities:
Payable for fund shares repurchased	271,641
Investment management fee payable	134,924
Distribution fees payable	148,335
Accrued other expenses	79,254
Total Liabilities	634,154
Net Assets	$213,176,065
Components of Net Assets:
Paid-in capital	$141,984,768
Undistributed net investment income	20,701
Accumulated net realized gain on investments	179,820
Net unrealized appreciation (depreciation) on:
Investments	70,990,579
Foreign currency	207
Translation of assets and liabilities denominated in foreign currency	(10)
Net Assets	$213,176,065
Class A:
Net Assets	$105,715,192
Shares Issued and Outstanding	4,298,510
Net Asset Value and Redemption Price	$24.59
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$26.09
Class C:
Net Assets	$46,087,940
Shares Issued and Outstanding	2,019,148
Net Asset Value, Redemption Price* and Offering Price Per Share	$22.83
Class I:
Net Assets	$61,372,933
Shares Issued and Outstanding	2,470,182
Net Asset Value, Redemption Price and Offering Price Per Share	$24.85

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividend income	$1,389,465
Investment interest income	17,124
Total Investment Income	1,406,589
Expenses:
Investment management fee (Note 3)	778,227
Distribution fees (Note 6)	333,823
Transfer agent fees and expenses (Note 6)	164,575
Administration and fund accounting fees	52,098
Registration fees	21,423
Shareholder reporting fees	17,581
Custody fees	11,097
Audit fees	7,675
Trustees' fees	5,693
Legal fees	5,576
Miscellaneous	3,179
Compliance fees	3,048
Insurance fees	2,640
Total Expenses	1,406,635
Expenses waived by the Adviser	(7,936)
Net Expenses	1,398,699
Net Investment Income	7,890
Realized and Unrealized Gain on Investments
Net realized gain on investments	163,957
Net change in unrealized appreciation/depreciation on:
Investments	6,928,401
Foreign currency	614
Translation of assets and liabilities denominated in foreign currency	445
Net Change in Unrealized Appreciation/Depreciation	6,929,460
Net Realized and Unrealized Gain on Investments	7,093,417
Net Increase in Net Assets Resulting from Operations	$7,101,307

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (Unaudited)/ For the Year Ended December 31,	2017	2016
Increase in Net Assets from: Operations:
Net investment income	$7,890	$445,375
Net realized gain	163,957	3,342,499
Net change in unrealized appreciation/depreciation	6,929,460	27,478,747
Net Increase in Net Assets Resulting From Operations	7,101,307	31,266,621
Distributions to shareholders:
From net investment income
Class A	—	(248,085)
Class I	—	(227,989)
From net realized gains:
Class A	—	(2,396,152)
Class C	—	(1,030,991)
Class I	—	(1,029,848)
Total Distributions to Shareholders	—	(4,933,065)
Capital Transactions:
Net proceeds from shares sold	58,966,367	55,991,658
Reinvestment of distributions	—	4,588,576
Cost of shares repurchased	(25,113,695)	(36,673,465)
Net Increase in Net Assets From Capital Transactions	33,852,672	23,906,769
Total Increase in Net Assets	40,953,979	50,240,325
Net Assets:
Beginning of period	172,222,086	121,981,761
End of period	$213,176,065	$172,222,086
Undistributed net investment income	$20,701	$12,811

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$23.69	$19.28	$19.40	$18.63	$15.13	$12.47	$12.05
Income from investment operations:
Net investment income[3]	0.01	0.08	0.11	0.06	0.05	0.06	0.08
Net realized and unrealized gain on investments	0.89	5.02	1.17	1.21	3.47	2.64	0.42
Total income from investment operations	0.90	5.10	1.28	1.27	3.52	2.70	0.50
Less distributions:
From net investment income	—	(0.06)	(0.09)	(0.07)	(0.02)	(0.04)	(0.08)
From net realized gain on investments	—	(0.63)	(1.31)	(0.43)	—	—	—
Total distributions	0.00	(0.69)	(1.40)	(0.50)	(0.02)	(0.04)	(0.08)
Net asset value, end of period	$24.59	$23.69	$19.28	$19.40	$18.63	$15.13	$12.47
Total Return[4]	3.80%[5]	26.46%	6.53%	6.81%[5]	23.26%	21.68%	4.28%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$105,715	$92,948	$70,630	$64,795	$77,220	$41,972	$29,082
Ratios to average net assets
Gross expenses	1.37%[6]	1.46%	1.45%	1.44%[6]	1.46%	1.68%	1.70%
Net Expenses[8]	1.37[6]	1.46[9]	1.45	1.44[6,7,9]	1.46[7]	1.50[7,9]	1.50[7,9]
Net investment income	0.08[6]	0.43	0.54	0.44[6]	0.27	0.49	0.71
Portfolio turnover rate	1%[5]	8%	20%	11%[5]	14%	14%	15%

*  For the six months ended June 30, 2017 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  Annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.50%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted

Class C Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$22.07	$18.06	$18.30	$17.63	$14.40	$11.92	$11.51
Income from investment operations:
Net investment loss[3]	(0.07)	(0.04)	(0.03)	(0.03)	(0.06)	(0.03)	(0.00)[4]
Net realized and unrealized gain on investments	0.83	4.68	1.10	1.14	3.29	2.51	0.41
Total income from investment operations	0.76	4.64	1.07	1.11	3.23	2.48	0.41
Less distributions:
From net investment income	—	—	—	(0.01)	—	—	—
From net realized gain on investments	—	(0.63)	(1.31)	(0.43)	—	—	—
Total distributions	0.00	(0.63)	(1.31)	(0.44)	0.00	0.00	0.00
Net asset value, end of period	$22.83	$22.07	$18.06	$18.30	$17.63	$14.40	$11.92
Total return[5]	3.44%[6]	25.67%	5.77%	6.28%[6]	22.43%	20.81%	3.56%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$46,088	$37,271	$26,919	$25,498	$26,484	$17,173	$16,194
Ratios to average net assets
Gross expenses	2.08%[9]	2.19%	2.22%	2.14%[9]	2.13%	2.28%	2.30%
Net Expenses	2.08[9]	2.13[10]	2.13[10]	2.11[7,9,10]	2.13[7]	2.25[7,10]	2.25[7,10]
Net investment loss	(0.64)[9]	(0.24)	(0.15)	(0.20)[9]	(0.40)	(0.27)	(0.03)
Portfolio turnover rate	1%[6]	8%	20%	11%[6]	14%	14%	15%

*  For the six months ended June 30, 2017 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

9  Annualized.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$23.90	$19.42	$19.50	$18.71	$15.17	$12.50	$12.07
Income from investment operations:
Net investment income[3]	0.05	0.17	0.19	0.12	0.12	0.11	0.11
Net realized and unrealized gain on investments	0.90	5.08	1.18	1.21	3.49	2.63	0.42
Total income from investment operations	0.95	5.25	1.37	1.33	3.61	2.74	0.53
Less distributions:
From net investment income	—	(0.14)	(0.14)	(0.11)	(0.07)	(0.07)	(0.10)
From net realized gain on investments	—	(0.63)	(1.31)	(0.43)	—	—	—
Total distributions	0.00	(0.77)	(1.45)	(0.54)	(0.07)	(0.07)	(0.10)
Net asset value, end of period	$24.85	$23.90	$19.42	$19.50	$18.71	$15.17	$12.50
Total return[4]	3.97%[5]	27.01%	6.93%	7.10%[5]	23.75%	22.12%	4.58%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$61,373	$42,003	$24,432	$24,873	$25,360	$14,718	$7,256
Ratios to average net assets
Gross expenses	1.10%[8]	1.18%	1.20%	1.10%[8]	1.05%	1.21%	1.24%
Net Expenses[7]	1.07[8,9]	1.05[9]	1.05[9]	1.06[6,8,9]	1.05[6]	1.21[6]	1.22[6,9]
Net investment income	0.38[8]	0.84	0.93	0.84[8]	0.68	0.81	1.01
Portfolio turnover rate	1%[5]	8%	20%	11%[5]	14%	14%	15%

*  For the six months ended June 30, 2017 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.25%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

The six-month performance for the 1919 Maryland Tax-Free Income Fund was negatively impacted by our commitment to a defensive posture in the form of a short duration stance that continues to serve the Fund well over longer reporting periods. The pro-growth, reflationary Trump agenda failed to show any tangible and meaningful progress thus far this calendar year, leading interest rates to fall sharply on longer maturity tax-free bonds. Concurrently, tax-free bond funds saw heavy inflows while new issuance collapsed in an environment of political uncertainty, leaving the market out of balance as demand far exceeded the available supply of bonds.

As a result, the Barclays Municipal Bond Index, a proxy for the overall investment grade municipal market, advanced a sturdy 3.57% year to date ended 6/30/2017. Our cautious portfolio structure could not keep pace. The I-shares were up 1.02% year-to date, well behind the Barclays Index, while the A-shares were up 1.01% for the period. The trailing 12-month performance remains solid versus our peers, however, as rates are still up significantly from last summer — a period defined by a "flight-to-quality" rally following the surprising BREXIT vote that drove muni rates to all-time lows. Based on total returns the I-shares are the top performing Maryland fund out of 10 funds within its Lipper Maryland Municipal Debt Funds category for the past year ended 6/30/2017, while the A-shares rank 4th of 10 funds within the same category. The Fund's A shares achieved a four star, Overall Morningstar rating in the US Fund Municipal Single State Intermediate category among 160 funds as of 6/30/2017 (derived from a weighted average of the fund's three-, five-, and ten-year risk-adjusted return measures).

It seems the pillars of the "Trump Tantrum" that drove rates meaningfully higher late last year are crumbling, and habitual drivers of performance such as mutual fund flows and new issue supply regained their traditional role. National new issue supply is running 14.1% shy of last year's pace, as municipalities remain on the sidelines awaiting greater clarity on the Administration's commitment to fiscal policy and an infrastructure buildout. As of this writing the Senate's attempt to repeal the Affordable Care Act remains the current priority, pushing tax reform into a subordinate role. While the failure to lower

1919 Funds 2017 Semi-Annual Report

tax rates would support tax-free bonds on the margin, it is of surprise to us that demand for municipal income as evidenced by the persistent inflows into municipal mutual fund remain so strong. Not only are absolute yields low, but tax-free yields relative to treasuries also are on the rich side and in our opinion do not justify the indiscriminate buying.

While yields on longer maturities provide little value, interest rates on shorter bonds have moved a touch higher in sympathy with the Federal Reserve's slow and steady approach to tightening monetary policy. The result is a flatter yield curve, which means there is less incremental yield for taking on the interest rate risk inherent in long-dated bonds. Given the diminished opportunity cost of staying defensive, we are deploying money accordingly. While we expect the Fed to tread slowly with further rate hikes given the recent downdraft in inflationary pressures, it remains to be seen how well the market digests an actual reduction in the bond holdings residing on the Fed's balance sheet.

Clearly the market is better prepared than in 2013 when then-Fed Chairman Ben Bernanke first broached the idea of reversing the legacy of quantitative easing, generating a bond rout remembered as the "taper tantrum". Given equities were unfazed and bond yields were not meaningfully impacted after the current Fed announced their intentions to taper at their June meeting, perhaps the program will not be impactful. However, the Fed stated a terminal goal of $50 billion in runoffs per month, so there will be $600 billion of treasuries and mortgage bonds looking for a new buyer by the end of 2018, which for context is the equivalent of this year's federal budget deficit. We think in time it will have an impact on all fixed income markets, and is another reason to be cautious moving forward.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of June 30, 2017 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is non-diversified,

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice.

Investors must consult their tax advisor for advice and information concerning their particular situation.

1919 Funds are distributed by Quasar Distributors, LLC.

Bloomberg Barclays Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. One cannot invest in an index.

Duration is a measure of the sensitivity of an asset or portfolio's price to interest rate movements.

Yield Curve is a line that plots the interest, at a set point in time, of bonds having equal credit quality but differing maturity dates.

Investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. Past performance does not guarantee future results.

The Morningstar RatingTM for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history, without adjustment for sales load.

Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

The Overall Morningstar RatingTM for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar RatingTM metrics. The weights are: 100% three-year rating for 36-59 months of total returns,

1919 Funds 2017 Semi-Annual Report

60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods. The 1919 Maryland Tax Free Income A Share was rated against the following numbers of US Fund Municipal Singe State Intermediate Funds over the following periods: 160 funds in the last three years, 148 funds in the last five years, and 130 funds in the last ten years for the period ended 6/30/2017. With respect to the Morningstar category, 1919 Maryland Tax Free Income A Share received a Morningstar Rating of four stars for the three-year period, three stars for the five-year period and four stars for the ten-year period. Ratings for other share classes may differ.

©2017 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

1919 Funds 2017 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2017

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-3.28%
Class C	-0.26
Without Sales Charges
Class A	1.01
Class C	0.73
Class I	1.02
Bloomberg Barclays Municipal Bond Index(ii)	3.57

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2017, the gross total annual operating expense ratios for Class A, Class C and Class I were 0.95%, 1.52% and 0.89%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Barclays Municipal Bond Index.

(ii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2018.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2017 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017. The hypothetical example is based on a six-month period ended June 30, 2017.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.01%	$1,000.00	$1,010.10	0.75%	$3.74
Class C	0.73	1,000.00	1,007.30	1.30	6.47
Class I	1.02	1,000.00	1,010.20	0.60	2.99

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	2.48	1,000.00	1,018.35	1.30	6.51
Class I	2.48	1,000.00	1,021.82	0.60	3.01

t  The six months ended June 30, 2017.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2017 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2017 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2017

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Education — 12.8%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	$500,000	$508,080
Frostburg State University Project	4.000%	10/1/19	500,000	511,915
Frostburg State University Project	4.000%	10/1/20	500,000	517,170
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	280,477
Salisbury University Project	5.000%	6/1/27	455,000	495,909
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	2,049,689
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	541,350
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,730,112
Good Samaritan Hospital of Maryland	0.800%	4/1/35	4,700,000	4,700,000	(c)
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,282,360
Maryland Institute College of Art	4.000%	6/1/42	250,000	246,500
University System of Maryland Revenue Bonds	1.250%	7/1/23	1,750,000	1,748,110	(c)
Total Education				15,611,672
Health Care — 12.3%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/30	495,000	567,087
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,516,687
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,140,193
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,545,670
James Lawrence Kernan Hospital	5.000%	7/1/34	50,000	52,726
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,255,340
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,202,752
The Johns Hopkins Hospital Issue (a)	6.886%	7/1/19	2,890,000	2,641,893
Total Health Care				14,922,348
Housing — 12.3%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,553,346
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,021,880
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,018,333
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	0.820%	9/1/40	3,500,000	3,500,000	(c)

1919 Funds 2017 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2017

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	$4,485,000	$4,757,553
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,057,280
Total Housing				14,908,392
Industrial Revenue — 0.5%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	566,396
Total Industrial Revenue				566,396
Leasing — 1.8%
IDA of Prince George's County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,036,100
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,122,880
Total Leasing				2,158,980
Local General Obligation — 13.7%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,265,506
Baltimore County, Maryland, GO Bonds	3.000%	3/16/18	2,000,000	2,028,500
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,368,057
County of Baltimore, Maryland, COPS	5.000%	10/1/18	3,500,000	3,671,080
County of Montgomery, Maryland	0.530%	6/1/26	200,000	200,000	(c)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000.00	1,081,480.00
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,055,920
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	3.000%	6/1/31	4,000,000	4,017,320
Total Local General Obligation				16,687,863
Power — 1.9%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	2,281,400
Total Power				2,281,400
Pre-Refunded/Escrowed to Maturity (b) — 27.9%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John's College Facility	5.000%	10/1/27	1,135,000	1,145,658
St. John's College Facility	5.000%	10/1/32	1,000,000	1,009,390
St. John's College Facility	5.000%	10/1/36	2,465,000	2,488,146

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity (b) — continued
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	$3,800,000	$4,498,934
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	1,485,000	1,543,583
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	2,515,000	2,614,217
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,000,000
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,659,450
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	521,240
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,564,395
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,220,560
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	485,000	498,202
James Lawrence Kernan Hospital	5.000%	7/1/34	950,000	1,021,222
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,445,000
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,078,450
Washington County Hospital Issue	5.250%	1/1/23	500,000	510,230
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	2,045,760
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,024,080
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	16,350
Total Pre-Refunded/Escrowed to Maturity				33,904,867
Special Tax Obligation — 3.4%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/30	3,000,000	3,276,960
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/23	290,000	74,675
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	511,137
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	257,500
Total Special Tax Obligation				4,120,272
Water & Sewer — 11.6%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,675,000	1,824,108
Water Projects, FGIC	5.000%	7/1/24	1,660,000	1,792,601
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	2,827,969

1919 Funds 2017 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2017

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/19	$3,665,000	$4,003,646
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	0.780%	6/1/23	3,700,000	3,700,000	(c)
Total Water & Sewer				14,148,324
Total Investments — 98.2% (Cost — $116,776,704)				119,310,514
Other Assets in Excess of Liabilities — 1.8%				2,233,083
Total Net Assets — 100.0%				$121,543,597

(a)  Zero coupon bond. Rate shown is effective yield of the position.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)  Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM  — Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

IDA  — Industrial Development Authority

NATL  — National Public Finance Guarantee Corporation — Insured Bonds

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	39.8%
AA/Aa	38.3%
A	11.8%
BBB/Baa	7.5%
DDD	2.6%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2017 (Unaudited)

Assets:
Investments in securities at value (cost $116,776,704)	$119,310,514
Cash	813,646
Receivable for Fund shares sold	19,797
Interest receivable	1,612,019
Prepaid expenses	24,913
Total Assets	121,780,889
Liabilities:
Payable for Fund shares repurchased	94,905
Distributions to shareholders	32,334
Investment management fee payable	33,147
Distribution fees payable	24,679
Accrued other expenses	52,227
Total Liabilities	237,292
Net Assets	$121,543,597
Components of Net Assets:
Paid-in capital	$118,275,294
Undistributed net investment loss	(68,945)
Accumulated net realized gain on investments	803,438
Net unrealized appreciation on investments	2,533,810
Net Assets	$121,543,597
Class A:
Net Assets	$84,033,227
Shares Issued and Outstanding	5,334,006
Net Asset Value and Redemption Price	$15.75
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.45
Class C:
Net Assets	$20,376,494
Shares Issued and Outstanding	1,293,368
Net Asset Value, Redemption Price* and Offering Price Per Share	$15.75
Class I:
Net Assets	$17,133,876
Shares Issued and Outstanding	1,087,215
Net Asset Value, Redemption Price and Offering Price Per Share	$15.76

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Interest Income	$2,319,728
Expenses:
Investment management fee (Note 3)	338,251
Distribution fees (Note 6)	136,702
Transfer agent fees and expenses (Note 6)	64,002
Administration and fund accounting fees	44,683
Registration fees	18,320
Audit fees	10,215
Shareholder reporting fees	6,634
Legal fees	5,326
Trustees' fees	5,282
Custody fees	3,634
Miscellaneous	3,060
Compliance Fee	3,021
Insurance fees	2,510
Total Expenses	641,640
Expenses waived by the Adviser	(135,901)
Net Expenses	505,739
Net Investment Income	1,813,989
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	924,209
Net Change in Unrealized Appreciation/Depreciation on Invetments	(1,673,856)
Net Realized and Unrealized Loss on Investments	(749,647)
Net Increase in Net Assets Resulting from Operations	$1,064,342

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (Unaudited)/ For the Year Ended December 31,	2017	2016
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$1,813,989	$4,363,472
Net realized gain on investments	924,209	275,971
Net change in unrealized appreciation/depreciation on investments	(1,673,856)	(2,641,836)
Net Increase in Net Assets Resulting From Operations	1,064,342	1,997,607
Distributions to Shareholders:
From net investment income:
Class A	(1,351,873)	(3,122,930)
Class C	(272,853)	(630,098)
Class I	(282,764)	(610,444)
Total Distributions to Shareholders	(1,907,490)	(4,363,472)
Capital Transactions:
Net proceeds from shares sold	6,071,139	9,596,601
Reinvestment of distributions	1,670,654	3,833,428
Cost of shares repurchased	(11,269,838)	(17,071,134)
Net Decrease in Net Assets From Capital Transactions	(3,528,045)	(3,641,105)
Total Decrease in Net Assets	(4,371,193)	(6,006,970)
Net Assets:
Beginning of period	125,914,790	131,921,760
End of period	$121,543,597	$125,914,790
Undistributed net investment income (loss)	$(68,945)	$24,556

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net Asset Value, Beginning of Period	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Income (loss) from investment operations:
Net investment income[3]	0.24	0.55	0.61	0.46	0.59	0.57	0.64
Net realized and unrealized gain (loss) on investments	(0.10)	(0.29)	(0.30)	0.14	(0.76)	0.08	1.17
Total income (loss) from investment operations	0.14	0.26	0.31	0.60	(0.17)	0.65	1.81
Less distributions:
From net investment income	(0.25)	(0.55)	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)
Total distributions	(0.25)	(0.55)	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)
Net asset value, end of period	$15.75	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99
Total Return[4]	1.01%[5]	1.59%	1.89%	3.74%[5]	(0.94)%	3.84%	11.63%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$84,033	$88,823	$93,064	$103,501	$117,797	$150,828	$150,467
Ratios to average net assets
Gross expenses	0.96%[6]	0.95%	0.93%	0.91%[6]	0.83%	0.85%	0.85%
Net Expenses[7]	0.75[6]	0.75	0.75	0.75[6,8]	0.64[8]	0.63[8]	0.64[8]
Net investment income	3.02[6]	3.39	3.73	3.75[6]	3.59	3.30	3.88
Portfolio turnover rate	9%[5]	25%	5%	1%[5]	8%	13%	4%

*  For the six months ended June 30, 2017 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Income (loss) from investment operations:
Net investment income[3]	0.20	0.46	0.52	0.39	0.49	0.47	0.54
Net realized and unrealized gain (loss) on investments	(0.10)	(0.29)	(0.30)	0.14	(0.76)	0.08	1.17
Total income (loss) from investment operations	0.10	0.17	0.22	0.53	(0.27)	0.55	1.71
Less distributions:
From net investment income	(0.21)	(0.46)	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)
Total distributions	(0.21)	(0.46)	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)
Net asset value, end of period	$15.75	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99
Total Return[4]	0.73%[5]	1.03%	1.34%	3.31%[5]	(1.53)%	3.24%	10.96%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$20,376	$21,243	$22,144	$26,904	$28,678	$37,692	$33,068
Ratios to average net assets
Gross expenses	1.52%[6]	1.52%	1.52%	1.48%[6]	1.44%	1.44%	1.45%
Net Expenses[7]	1.30[6]	1.30	1.30	1.30[6,8]	1.24[8]	1.21[8]	1.24[8]
Net investment income	2.47[6]	2.84	3.18	3.20[6]	2.99	2.71	3.27
Portfolio turnover rate	9%[5]	25%	5%	1%[5]	8%	13%	4%

*  For the six months ended June 30, 2017 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$15.87	$16.16	$16.45	$16.31	$17.08	$17.00	$15.82
Income (loss) from investment operations:
Net investment income[3]	0.25	0.57	0.63	0.48	0.62	0.60	0.67
Net realized and unrealized gain (loss) on investments	(0.10)	(0.29)	(0.29)	0.14	(0.77)	0.08	1.18
Total income (loss) from investment operations	0.15	0.28	0.34	0.62	(0.15)	0.68	1.85
Less distributions:
From net investment income	(0.26)	(0.57)	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)
Total distributions	(0.26)	(0.57)	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)
Net asset value, end of period	$15.76	$15.87	$16.16	$16.45	$16.31	$17.08	$17.00
Total Return[4]	1.02%[5]	1.74%	2.12%	3.85%[5]	(0.85)%	4.02%	11.90%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$17,134	$15,849	$16,713	$20,693	$17,624	$23,798	$20,632
Ratios to average net assets
Gross expenses	0.89%[6]	0.89%	0.89%	0.83%[6]	0.92%	0.79%	0.71%
Net Expenses[7]	0.60[6]	0.60	0.60	0.60[6,8]	0.48[8]	0.45[8]	0.45[8]
Net investment income	3.17[6]	3.54	3.87	3.90[6]	3.74	3.48	4.04
Portfolio turnover rate	9%[5]	25%	5%	1%[5]	8%	13%	4%

*  For the six months ended June 30, 2017 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Socially Responsive Balanced Fund through June 30, 2017.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Information Technology and Industrials sectors and decreased exposure to the Energy, Consumer Discretionary and Real Estate sectors.

The fund is managed using socially responsible investment guidelines. An element of these guidelines is that the fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint and we seek to invest in companies that address the challenges of climate change. Throughout the year so far, we have maintained overweight positions in the Health Care, Industrials, and Information Technology sectors and underweight positions in the Energy, Telecommunications and Utilities sectors.

In the fixed-income portion of the Fund, we purchased primarily Treasuries and corporates in the 3-6 year maturity bucket, where we have been underweight. We also took the opportunity to sell 9- and 10-year corporates, as well as a couple of longer maturity bonds, to reduce the overweight to that area and raise cash to take advantage of any backups in rates. Going forward, we will continue with a more laddered term structure strategy given our expectation for higher yields along the curve.

In the equity portion of the Fund, our stock selection in the Consumer Staples, Energy, Health Care, Information Technology, Telecommunication, and Real Estate sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting in the Energy and Telecommunication sectors also enhanced results. On an individual stock basis, the largest contributors to performance were C.R. Bard, Apple, PayPal, Alphabet, and Estee Lauder.

In the fixed-income portion of the Fund, the leading contributor to performance was our overweight to corporate bonds. On an individual security basis, the largest contributors to return were U.S. Treasury 3.5% 2/15/39, Microsoft Corp. 4.2% 11/3/35,

1919 Funds 2017 Semi-Annual Report

Comcast Corp. 5.65% 6/15/35, Potash Corp. 5.875% 12/1/36, and Norfolk Southern Corp. 7.25% 2/15/31.

In the equity portion of the Fund, our stock selection in the Consumer Discretionary, Industrials, and Materials sectors detracted from relative results for the year. In terms of sector positioning, our overweighting of the Financials sector also detracted from performance. On an individual stock basis, the largest detractors from performance were HD Supply, O'Reilly Automotive, Discover Financial, Texas Capital Bancshares, and Occidental Petroleum.

In the fixed-income portion of the Fund, the leading detractor was the underweight to Treasuries. On an individual security basis, the largest detractors from performance were U.S. Treasury 7.625% 11/15/22, Freddie Mac Gold Pool #G18082, Freddie Mac Gold Pool #A65694, Fannie Mae Pool #808156, and Freddie Mac Gold Pool #G12379.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of June 30, 2017 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise,

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (cont'd)

the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2017 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2017

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	0.30%
Class B	0.86
Class C	5.01
Without Sales Charges
Class A	6.42
Class B	5.86
Class C	6.01
Class I	6.57
S&P 500 Index(i)	9.34
Bloomberg Barclays U.S. Aggregate Index(ii)	2.27
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	7.19

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2017, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I were 1.36%, 2.61%, 2.04% and 1.06%, respectively. The total net annual operating expense ratios for Class A, Class B, Class C and Class I were 1.25%, 2.00%, 2.00%(iv) and 1.00%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Barclays Municipal Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2018.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2017 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017. The hypothetical example is based on a six-month period ended June 30, 2017.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.42%	$1,000.00	$1,064.20	1.26%	$6.45
Class B	5.86	1,000.00	1058.60	2.27	11.59
Class C	6.01	1,000.00	1060.10	1.99	10.16
Class I	6.57	1,000.00	1065.70	1.00	5.12

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,018.55	1.26%	$6.31
Class B	2.48	1,000.00	1,013.54	2.27	11.33
Class C	2.48	1,000.00	1,014.93	1.99	9.94
Class I	2.48	1,000.00	1,019.84	1.00	5.01

1  For the six months ended June 30, 2017.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2017 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2017 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2017

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 69.5%
Consumer Discretionary — 8.8%
Amazon.com Inc.	2,250	$2,178,000	*
BorgWarner Inc.	45,400	1,923,144
Home Depot Inc/The	14,760	2,264,184
O'Reilly Automotive Inc.	6,600	1,443,684	*
Time Warner Inc.	10,500	1,054,305
TJX Cos Inc.	22,890	1,651,971
Total Consumer Discretionary		10,515,288
Consumer Staples — 6.9%
Costco Wholesale Corp.	12,120	1,938,352
CVS Health Corp.	24,330	1,957,592
Estee Lauder Cos. Inc., Class A Shares	24,440	2,345,751
PepsiCo Inc.	17,005	1,963,907
Total Consumer Staples		8,205,602
Financials — 10.5%
Discover Financial Services	43,450	2,702,156
Invesco Ltd.	67,390	2,371,454
JPMorgan Chase & Co.	31,560	2,884,584
Prologis Inc.	24,080	1,412,051
Simon Property Group LP	5,870	949,531
Texas Capital Bancshares Inc.	27,260	2,109,924	*
Total Financials		12,429,700
Health Care — 11.5%
Boston Scientific Corp.	64,570	1,789,880	*
Celgene Corp.	12,140	1,576,622	*
Chubb Ltd.	16,510	2,400,224
CR Bard Inc.	9,600	3,034,656
Thermo Fisher Scientific Inc.	10,410	1,816,233
UnitedHealth Group Inc.	16,310	3,024,200
Total Health Care		13,641,815
Industrials — 10.0%
Cintas Corp.	7,240	912,530
Danaher Corp.	22,080	1,863,331
Fortive Corp.	35,360	2,240,056
HD Supply Holdings Inc.	37,900	1,160,877	*
Illinois Tool Works Inc.	14,910	2,135,858
Quanta Services Inc.	49,750	1,637,770	*
Union Pacific Corp.	17,540	1,910,281
Total Industrials		11,860,703

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Information Technology — 17.9%
Adobe Systems Inc.			13,160	$1,861,351	*
Alphabet Inc., Class A Shares			3,580	3,328,254	*
Analog Devices Inc.			14,000	1,089,200
Apple Inc.			23,200	3,341,264
Broadcom Ltd			5,470	1,274,784
Cisco Systems Inc.			34,780	1,088,614
Facebook Inc.			14,030	2,118,249	*
Intuit Inc.			10,820	1,437,004
Microsoft Corp.			22,400	1,544,032
PayPal Holdings Inc.			40,140	2,154,314	*
Visa Inc., Class A Shares			21,540	2,020,021
Total Information Technology				21,257,087
Materials — 1.5%
Air Products & Chemicals Inc.			12,254	1,753,057
Total Materials				1,753,057
Telecommunication Services — 0.8%
AT&T Inc.			26,520	1,000,600
Total Telecommunication Services				1,000,600
Utilities — 1.6%
American Water Works Co. Inc.			25,010	1,949,529
Total Utilities				1,949,529
Total Common Stocks (Cost — $58,923,839)				82,613,381
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	$250,032	$251,979
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	127,608	131,923
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	81,659	86,642
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	18,108	18,167
Total Collateralized Mortgage Obligations (Cost — $491,562)				488,711
Corporate Bonds — 17.6%
Consumer Discretionary — 2.3%
Cintas Corp No 2	2.900%	4/1/22	325,000	330,438
Comcast Corp.	3.375%	2/15/25	210,000	216,344
Comcast Corp.	5.650%	6/15/35	600,000	736,589
Ford Motor Co.	4.346%	12/8/26	490,000	505,378
Ford Motor Credit Co LLC	8.125%	1/15/20	610,000	693,015

1919 Funds 2017 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2017

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — continued
Starbucks Corp.	2.450%	6/15/26	$250,000	$241,402
Total Consumer Discretionary				2,723,166
Consumer Staples — 0.6%
CVS Health Corp.	3.875%	7/20/25	260,000	270,788
PepsiCo Inc.	3.100%	7/17/22	390,000	404,411
Total Consumer Staples				675,199
Financials — 8.2%
Aflac Inc.	4.000%	2/15/22	400,000	427,569
American Express Credit Corp.	1.648%	3/3/20	405,000	406,059	(a)
Bank of America Corp.	4.183%	11/25/27	525,000	535,001
BlackRock Inc.	4.250%	5/24/21	400,000	431,352
Citigroup Inc.	2.360%	8/2/21	485,000	492,887	(a)
Citigroup Inc.	5.500%	9/13/25	325,000	362,010
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	1,000,000	1,075,313
Goldman Sachs Group Inc.	2.282%	11/15/18	450,000	454,768	(a)
Goldman Sachs Group Inc.	2.352%	11/15/21	375,000	378,661	(a)
Goldman Sachs Group Inc.	3.500%	11/16/26	330,000	328,640
JPMorgan Chase & Co.	6.000%	1/15/18	200,000	204,510
JPMorgan Chase & Co.	4.250%	10/15/20	515,000	547,121
JPMorgan Chase & Co.	2.320%	6/7/21	515,000	523,204	(a)
Morgan Stanley	2.200%	12/7/18	425,000	427,267
Morgan Stanley	5.000%	11/24/25	220,000	239,653
Simon Property Group LP	4.125%	12/1/21	700,000	744,601
State Street Corp.	3.700%	11/20/23	370,000	391,845
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	332,783
Toronto-Dominion Bank	1.450%	9/6/18	400,000	399,289
Toronto-Dominion Bank	1.450%	8/13/19	715,000	708,969
Westpac Banking Corp.	4.875%	11/19/19	335,000	356,860
Total Financials				9,768,362
Health Care — 1.1%
Gilead Sciences Inc.	4.500%	4/1/21	400,000	431,566
Gilead Sciences Inc.	4.600%	9/1/35	320,000	343,740
Medtronic Inc.	4.125%	3/15/21	500,000	532,414
Total Health Care				1,307,720
Industrials — 0.7%
Norfolk Southern Corp.	7.250%	2/15/31	650,000	884,672
Total Industrials				884,672

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 2.8%
Apple Inc.	2.850%	2/23/23	$575,000	$585,412
Cisco Systems Inc.	2.125%	3/1/19	300,000	302,506
eBay Inc.	2.500%	3/9/18	170,000	171,011
Microsoft Corp.	4.200%	11/3/35	565,000	618,534
QUALCOMM Inc.	2.250%	5/20/20	415,000	419,111
QUALCOMM Inc.	1.928%	1/30/23	340,000	342,079	(a)
QUALCOMM Inc.	3.450%	5/20/25	500,000	514,440
Texas Instruments Inc.	1.650%	8/3/19	400,000	400,398
Total Information Technology				3,353,491
Telecommunication Services — 1.1%
AT&T Inc.	4.450%	4/1/24	425,000	448,027
Verizon Communications Inc.	2.992%	9/14/18	175,000	178,198	(a)
Verizon Communications Inc.	3.125%	3/16/22	330,000	335,235
Verizon Communications Inc.	5.250%	3/16/37	335,000	361,249
Total Telecommunication Services				1,322,709
Utilities — 0.8%
Georgia Power Co.	3.250%	4/1/26	345,000	344,525
Southern Power Co.	1.950%	12/15/19	545,000	543,290
Total Utilities				887,815
Total Corporate Bonds (Cost — $20,174,107)				20,923,134
Foreign Government Agency Issues — 0.7%
International Finance Corp.	1.750%	3/30/20	850,000	851,518
Total Foreign Government Agency Issues (Cost — $849,507)				851,518
Mortgage Backed Securities — 1.0%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/19	38,078	39,069
Gold Pool G18082	5.000%	11/1/20	43,072	44,395
Gold Pool G12379	4.500%	6/1/21	48,953	50,502
Gold Pool J04311	6.000%	2/1/22	32,347	34,100
Gold Pool C91417	3.500%	1/1/32	160,533	167,664
Gold Pool A35826	5.000%	7/1/35	98,373	107,553
Gold Pool G08112	6.000%	2/1/36	118,654	134,446
Gold Pool G02564	6.500%	1/1/37	61,545	73,360
Gold Pool G08179	5.500%	2/1/37	50,108	55,888
Gold Pool A65694	6.000%	9/1/37	40,929	46,108
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	22	24
Pool 808156	4.500%	2/1/35	10,360	11,117
Pool 891596	5.500%	6/1/36	1,341	1,498

1919 Funds 2017 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2017

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — continued
Pool 190375	5.500%	11/1/36	$7,873	$8,801
Pool 916386	6.000%	5/1/37	52,013	59,074
Pool 946594	6.000%	9/1/37	57,517	65,267
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/35	188,934	207,575
Gold Pool 003922M	7.000%	11/20/36	27,098	32,191
Total Mortgage Backed Securities (Cost — $1,034,427)				1,138,632
Municipal Bonds — 0.3%
Pennsylvania — 0.3%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	390,000	421,075
Total Municipal Bonds (Cost — $393,037)				421,075
U.S. Government & Agency Obligations — 7.8%
Federal Home Loan Banks (FHLB)	5.500%	7/15/36	125,000	169,515
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	375,000	390,193
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	245,000	243,733
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	115,000	162,303
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	520,000	511,109
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	195,000	264,963
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	433,819
United States Treasury Bonds	7.875%	2/15/21	560,000	681,297
United States Treasury Bonds	8.000%	11/15/21	250,000	315,127
United States Treasury Bonds	7.250%	8/15/22	780,000	982,831
United States Treasury Bonds	7.625%	11/15/22	390,000	503,154
United States Treasury Bonds	7.500%	11/15/24	640,000	875,650
United States Treasury Bonds	7.625%	2/15/25	275,000	381,530
United States Treasury Bonds	6.875%	8/15/25	100,000	135,113
United States Treasury Bonds	6.750%	8/15/26	90,000	123,497
United States Treasury Bonds	6.500%	11/15/26	135,000	183,326
United States Treasury Bonds	3.500%	2/15/39	573,000	647,579
United States Treasury Bonds	4.375%	11/15/39	204,000	260,084
United States Treasury Notes	4.250%	11/15/17	475,000	480,438
United States Treasury Notes	3.625%	8/15/19	210,000	219,721
United States Treasury Notes	3.625%	2/15/20	325,000	342,735
United States Treasury Notes	2.625%	8/15/20	900,000	928,389
Total U.S. Government & Agency Obligations (Cost — $8,874,638)				9,236,106

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Short-Term Investment — 2.6%
Fidelity Institutional Money Market Funds — Government Portfolio — Class I — 0.81% (b)	3,123,078	$3,123,078
Total Short-Term Investment (Cost — $3,123,078)		3,123,078
Total Investments — 99.9% (Cost — $93,864,195)		118,795,635
Other Assets in Excess of Liabilities — 0.1%		87,901
Total Net Assets — 100.0%		$118,883,536

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

GO  — General Obligation

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2017 (Unaudited)

Assets:
Investments in securities at value (cost $93,864,195)	$118,795,635
Receivable for Fund shares sold	119,014
Dividends and interest receivable	358,565
Prepaid expenses	38,409
Total Assets	119,311,623
Liabilities:
Payable for Fund shares repurchased	221,665
Distribution to shareholders	8,439
Investment management fee payable	56,561
Distribution fees payable	38,173
Accrued other expenses	103,249
Total Liabilities	428,087
Net Assets	$118,883,536
Components of Net Assets:
Paid-in capital	$88,608,726
Undistributed net investment loss	(31,231)
Accumulated net realized gain on investments	5,374,601
Net unrealized appreciation on investments	24,931,440
Net Assets	$118,883,536
Class A:
Net Assets	$99,867,363
Issued and Outstanding	5,749,400
Net Asset Value, Redemption Price and Offering Price Per Share	$17.37
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$18.43
Class B:^
Net Assets	$1,098,587
Issued and Outstanding	64,690
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.98
Class C:
Net Assets	$11,291,508
Issued and Outstanding	642,912
Net Asset Value, Redemption Price* and Offering Price Per Share	$17.56
Class I:
Net Assets	$6,626,078
Issued and Outstanding	382,088
Net Asset Value, Redemption Price and Offering Price Per Share	$17.34

^  Class B Shares are no longer offered for new purchase. Class B shares are unavailable for reinvestment and incoming exchanges.

*  Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $3,391)	$702,405
Interest income	490,081
Total Investment Income	1,192,486
Expenses:
Investment management fee (Note 3)	379,607
Distribution fees (Note 6)	188,579
Transfer agent fees and expenses (Note 6)	147,666
Administration and fund accounting fees	48,693
Registration fees	25,819
Shareholder reporting fees	9,521
Audit fees	8,650
Trustees' fees	5,693
Legal fees	5,576
Custody fees	4,435
Miscellaneous	3,373
Compliance Fee	3,048
Insurance fees	2,365
Total Expenses	833,025
Expenses waived by the Adviser	(47,148)
Net Expenses	785,877
Net Investment Income	406,609
Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	4,699,861
Net Change in Unrealized Appreciation/Depreciation on Investments	2,221,873
Net Realized and Unrealized Gain on Investments	6,921,734
Net Increase in Net Assets Resulting from Operations	$7,328,343

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited)/ For the Year Ended December 31,	2017	2016
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$406,609	$692,577
Net realized gain on investments	4,699,861	6,502,335
Net change in unrealized appreciation/depreciation on investments	2,221,873	(734,063)
Net Increase in Net Assets Resulting From Operations	7,328,343	6,460,849
Distributions to Shareholders:
From net investment income:
Class A	(409,535)	(653,273)
Class B	—	(386)
Class C	(3,443)	(1,189)
Class I	(35,889)	(50,860)
From net realized gains:
Class A	—	(6,182,400)
Class B	—	(96,675)
Class C	—	(782,553)
Class I	—	(360,192)
Total Distributions to Shareholders	(448,867)	(8,127,528)
Capital Transactions:
Net proceeds from shares sold	4,418,385	7,784,804
Reinvestment of distributions	431,529	7,739,441
Cost of shares repurchased	(9,769,500)	(20,100,156)
Net Decrease in Net Assets From Capital Transactions	(4,919,586)	(4,575,911)
Total Increase (Decrease) in Net Assets	1,959,890	(6,242,590)
Net Assets:
Beginning of period	116,923,646	123,166,236
End of period	$118,883,536	$116,923,646
Undistributed net investment income/loss	$(31,231)	$11,027

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.39	$16.65	$18.49	$19.17	$18.54	$17.12	$16.98
Income (loss) from investment operations:
Net investment income[3]	0.06	0.11	0.12	0.12	0.11	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.99	0.85	(0.50)	2.00	2.15	1.44	0.15
Total income (loss) from investment operations	1.05	0.96	(0.38)	2.12	2.26	1.58	0.29
Less distributions:
From net investment income	(0.07)	(0.11)	(0.13)	(0.12)	(0.12)	(0.16)	(0.15)
From net realized gain on investments	—	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	(0.07)	(1.22)	(1.46)	(2.80)	(1.63)	(0.16)	(0.15)
Net asset value, end of period	$17.37	$16.39	$16.65	$18.49	$19.17	$18.54	$17.12
Total Return[4]	6.42%[5]	5.76%	(2.08)%	10.98%[5]	12.31%	9.25%	1.75%[6]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$99,867	$97,110	$102,033	$114,507	$121,901	$121,927	$124,660
Ratios to average net assets
Gross expenses	1.35%[7]	1.36%	1.21%	1.23%[7]	1.27%	1.30%	1.30%
Net Expenses	1.26[7,8]	1.27[8]	1.21	1.23[7,9]	1.27[9]	1.30[9]	1.30[9]
Net investment income	0.76[7]	0.66	0.65	0.54[7]	0.59	0.76	0.83
Portfolio turnover rate	20%[5]	32%	26%	23%[5]	22%	26%	29%

*  For the six months ended June 30, 2017 (unaudited)

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.69% for the year ended January 31, 2012.

7  Annualized.

8  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.04	$16.40	$18.23	$19.03	$18.51	$17.13	$17.01
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	(0.08)	0.00[4]	(0.12)	(0.10)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	0.96	0.83	(0.48)	2.00	2.13	1.44	0.16
Total income (loss) from investment operations	0.94	0.75	(0.48)	1.88	2.03	1.38	0.12
Less distributions:
From net investment income	—	—	(0.02)	(0.00)[4]	—	—	(0.00)[4]
From net realized gain on investments	—	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	0.00	(1.11)	(1.35)	(2.68)	(1.51)	0.00	0.00[4]
Net asset value, end of period	$16.98	$16.04	$16.40	$18.23	$19.03	$18.51	$17.13
Total return[5]	5.86%[6]	4.55%	(2.69)%	9.84%[6]	11.03%	8.06%	0.72%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$1,099	$1,494	$2,468	$3,942	$6,433	$8,433	$10,855
Ratios to average net assets
Gross expenses	2.79%[8]	2.61%	1.83%	2.43%[8]	2.39%	2.41%	2.35%
Net Expenses	2.27[8,9]	2.39[9]	1.83[9]	2.43[8,10]	2.39[10]	2.41[10]	2.35[10]
Net investment income (loss)	(0.25)[8]	(0.45)	0.02	(0.66)[8]	(0.53)	(0.34)	(0.23)
Portfolio turnover rate	20%[6]	32%	26%	23%[6]	22%	26%	29%

*  For the six months ended June 30, 2017 (unaudited)

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.60% for the year ended January 31, 2012.

8  Annualized

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.00%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.57	$16.83	$18.69	$19.36	$18.73	$17.30	$17.15
Income (loss) from investment operations:
Net investment income (loss)[3]	0.00[4]	(0.01)	(0.02)	(0.03)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.00	0.86	(0.51)	2.05	2.16	1.45	0.16
Total income (loss) from investment operations	1.00	0.85	(0.53)	2.02	2.14	1.47	0.19
Less distributions:
From net investment income	(0.01)	0.00	(0.00)[4]	(0.01)	(0.00)[4]	(0.04)	(0.04)
From net realized gain on investments	—	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	(0.01)	(1.11)	(1.33)	(2.69)	(1.51)	(0.04)	(0.04)
Net asset value, end of period	$17.56	$16.57	$16.83	$18.69	$19.36	$18.73	$17.30
Total return[5]	6.01%[6]	5.02%	(2.82)%	10.30%[6]	11.51%	8.50%	1.09%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$11,292	$12,359	$13,458	$14,952	$12,122	$10,635	$10,003
Ratios to average net assets
Gross expenses	2.02%[8]	2.04%	2.01%	1.93%[8]	1.98%	1.98%	1.96%
Net Expenses	1.99[8,10]	1.98[10]	1.98[10]	1.92[8,9,10]	1.98[9]	1.98[9]	1.96[9]
Net investment income (loss)	0.03[8]	(0.05)	(0.11)	(0.15)[8]	(0.12)	0.09	0.17
Portfolio turnover rate	20%[6]	32%	26%	23%[6]	22%	26%	29%

*  For the six months ended June 30, 2017 (unaudited)

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized.

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.04% for the year ended January 31, 2012.

8  Annualized.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

10  As a result of an expense limitation arrangement implemented, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2017*	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.36	$16.63	$18.47	$19.15	$18.54	$17.12	$16.99
Income (loss) from investment operations:
Net investment income[3]	0.09	0.16	0.16	0.18	0.17	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.98	0.84	(0.50)	1.99	2.14	1.44	0.14
Total income (loss) from investment operations	1.07	1.00	(0.34)	2.17	2.31	1.63	0.33
Less distributions:
From net investment income	(0.09)	(0.16)	(0.17)	(0.17)	(0.19)	(0.21)	(0.20)
From net realized gain on investments	—	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	(0.09)	(1.27)	(1.50)	(2.85)	(1.70)	(0.21)	(0.20)
Net asset value, end of period	$17.34	$16.36	$16.63	$18.47	$19.15	$18.54	$17.12
Total return[4]	6.57%[5]	6.02%	(1.89)%	11.31%[5]	12.61%	9.60%	1.99%[6]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,626	$5,961	$5,207	$4,002	$4,588	$1,642	$994
Ratios to average net assets
Gross expenses	1.03%[7]	1.06%	1.06%	1.02%[7]	1.07%	1.05%	1.16%
Net Expenses[9]	1.00[7]	1.00	1.00	0.97[7,8]	1.00[8]	1.00[8]	1.00[8]
Net investment income	1.02[7]	1.00	0.87	0.81[7]	0.85	1.07	1.12
Portfolio turnover rate	20%[5]	32%	26%	23%[5]	22%	26%	29%

*  For the six months ended June 30, 2017 (unaudited)

1  For the period ended January 31, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.93% for the year ended January 31, 2012.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2017 Semi-Annual Report

Notes to financial statements (unaudited)

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2017 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$206,996,168	$—	$—	$206,996,168
Total long-term investments	$206,996,168	$—	$—	$206,996,168
Short-term investment	$4,782,253	$—	$—	$4,782,253
Total investments	$211,778,421	$—	$—	$211,778,421

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$119,310,514	$—	$119,310,514
Total investments	$—	$119,310,514	$—	$119,310,514

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$82,613,381	$—	$—	$82,613,381
Collateralized Mortgage Obligations	—	488,711	—	488,711
Corporate Bonds	—	20,923,134	—	20,923,134
Foreign Government Agency Issues	—	851,518	—	851,518
Mortgage Backed Securities	—	1,138,632	—	1,138,632
Municipal Bonds	—	421,075	—	421,075
U.S. Government & Agency Obligations	—	9,236,106	—	9,236,106
Total long-term investments	$82,613,381	$33,059,176	$—	$115,672,557
Short-term investment	$3,123,078	$—	$—	$3,123,078
Total investments	$85,736,459	$33,059,176	$—	$118,795,635

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2017 Semi-Annual Report

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at year end. There were no Level 3 securities held at year end.

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2017 the Financial Services Fund held foreign currency.

(c) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

1919 Funds 2017 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income and of net realized gains, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis, and distributions of realized gains, if any, are declared annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Funds 2017 Semi-Annual Report

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned by the Predecessor Funds' cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2017, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of June 30, 2017, open tax years for the Financial Services Fund and Maryland Fund include the tax year ended March 31, 2014, tax period from April 1, 2014 to December 31, 2014, year ended December 31, 2015, and the year ended December 31, 2016.

As of June 30, 2017, open tax years for the Socially Responsive Fund include the tax year ended January 1, 2014, tax period from February 1 to December 31, 2014, year ended December 31, 2015, and the year ended December 31, 2016. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

1919 Funds 2017 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below. This expense limitation arrangement cannot be terminated prior to April 30, 2018, without the Board's consent.

Fund	Class A	Class B	Class C	Class I
Financial Services Fund	1.50%	N/A	2.25%	1.25%
Maryland Fund	0.75%	N/A	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	2.00%	1.00%

These arrangements are expected to continue until April 30, 2018, and may not be terminated or amended prior to that date by agreement of the Adviser and the Board. After that date, the arrangements may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. From November 10, 2014 to April 29, 2017 the ratio of expenses did not exceed the following:

Fund	Class A	Class B	Class C	Class I
Financial Services	1.46%	N/A	2.13%	1.05%
Socially Responsive Balanced Fund	1.27%	2.39%	1.98%	1.00%

Prior to November 10, 2014 the ratio of expenses did not exceed the following:

Fund	Class A	Class B	Class C	Class I
Financial Services	1.50%	N/A	2.25%	1.25%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board. The amounts waived are detailed on each Fund's Statement of Operations.

1919 Funds 2017 Semi-Annual Report

At June 30, 2017, the amounts waived by the Adviser and the eligible recapture periods are as follows:

June 30,	Financial Services Fund	Maryland Fund	Socially Responsive Fund
2017:	$—	$42,474	$—
2018:	—	286,750	—
2019:	—	279,808	—
2020:	7,936	135,901	47,148
Total	7,936	744,933	47,148

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. Each Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum and $10,000 for each share class in excess of two, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

Quasar Distributors, LLC ("Quasar") acts as the principal underwriter in a continuous offering of the Funds' shares.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00% annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

1919 Funds 2017 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

For the six months ended June 30, 2017, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the six months ended June 30, 2017, CDSCs paid to Quasar were:

CDSCs	Class A	Class B	Class C
Financial Services Fund	$397	N/A	$2,938
Maryland Fund	N/A	N/A	$1,105
Socially Responsive Fund	N/A	$189	$1,847

Note 4. Investments transactions

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$36,617,636	—
Sales	$1,925,243	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$10,744,010	—
Sales	$16,905,000	—

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$19,814,303	$3,247,572
Sales	$28,630,381	$196,621

Note 5. Income tax information and distributions to shareholders

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$107,886,052	$120,209,082	$94,100,413
Gross tax unrealized appreciation	64,941,624	7,600,993	25,106,480
Gross tax unrealized depreciation	(879,446)	(3,431,876)	(2,539,229)
Net tax unrealized appreciation on investment	64,062,178	4,169,117	22,567,251
Undistributed ordinary income	42,172	—	42,199
Undistributed tax-exempt income	—	128,979	—
Undistributed long-term capital gains	15,863	—	811,660

1919 Funds 2017 Semi-Annual Report

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital loss carryforwards	$—	$(120,771)	$—
Other book/tax temporary differences	(30,223)	(65,874)	(25,776)
Total accumulated earnings	$64,089,990	$4,111,451	$23,395,334

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Distribution Paid From:
Ordinary Income	$—	$476,145
Net Long Term Capital Gains	—	4,456,920

MARYLAND FUND

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Distribution Paid From:
Tax Exempt Income	$1,907,490	$4,250,382
Ordinary Income	—	120,263

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Distribution Paid From:
Ordinary Income	$448,867	$1,076,188
Net Long Term Capital Gains	—	7,051,340

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage and asset-backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Financial Services Fund	$(1,733)	$1,733	$—
Maryland Fund	2	235,583	(235,585)
Socially Responsive Fund	50,020	(50,020)	—

As of December 31, 2016, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied

1919 Funds 2017 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2016, the Funds did not defer, on a tax basis, post-October losses.

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	$—	$120,771	$—

During the tax period ended December 31, 2016, the Maryland Fund utilized $396,742 of its CLCF to offset taxable gains.

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
Maryland Fund	0.15%	N/A	N/A	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the six months ended June 30, 2017, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	June 30, 2017
	Distribution Fees	Transfer Agent Fees
Class A	$124,894	$91,272
Class C	208,929	30,943
Class I	—	42,360
Total	$333,823	$164,575

1919 Funds 2017 Semi-Annual Report

MARYLAND FUND

	June 30, 2017
	Distribution Fees	Transfer Agent Fees
Class A	$63,886	$38,425
Class C	72,816	11,152
Class I	—	14,425
Total	$136,702	$64,002

SOCIALLY RESPONSIVE FUND

	June 30, 2017
	Distribution Fees	Transfer Agent Fees
Class A	$123,043	$124,840
Class B	6,710	6,347
Class C	58,826	10,424
Class I	—	6,055
Total	$188,579	$147,666

Note 7. Shares of beneficial interest

At June 30, 2017, the Funds had an unlimited number of shares of beneficial interest, of no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	937,107	$22,566,534	1,115,979	$23,518,763
Shares issued on reinvestment	—	—	103,042	2,450,149
Shares repurchased	(562,068)	(13,517,526)	(959,138)	(18,506,756)
Net increase (decrease)	375,039	$9,049,008	259,883	$7,462,156
Class C
Shares sold	479,940	$10,764,700	448,785	$8,947,276
Shares issued on reinvestment	—	—	44,079	976,342
Shares repurchased	(149,929)	(3,348,552)	(293,996)	(5,498,455)
Net increase	330,011	$7,416,148	198,868	$4,425,163
Class I
Shares sold	1,053,818	$25,635,133	1,102,253	$23,525,619
Shares issued on reinvestment	—	—	48,441	1,162,085
Shares repurchased	(341,291)	(8,247,617)	(651,139)	(12,668,254)
Net increase (decrease)	712,527	$17,387,516	499,555	$12,019,450

1919 Funds 2017 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

MARYLAND FUND

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	107,576	$1,706,318	254,359	$4,118,698
Shares issued on reinvestment	75,424	1,196,024	173,477	2,803,443
Shares repurchased	(448,150)	(7,114,368)	(589,595)	(9,520,679)
Net decrease	(265,150)	$(4,212,026)	(161,759)	$(2,598,538)
Class C
Shares sold	39,195	$621,869	147,415	$2,385,426
Shares issued on reinvestment	14,429	228,828	33,023	533,638
Shares repurchased	(99,343)	(1,576,099)	(212,211)	(3,416,180)
Net decrease	(45,719)	$(725,402)	(31,773)	$(497,116)
Class I
Shares sold	235,658	$3,742,952	191,447	$3,092,477
Shares issued on reinvestment	15,499	245,802	30,707	496,347
Shares repurchased	(162,677)	(2,579,371)	(257,688)	(4,134,275)
Net decrease	88,480	$(1,409,383)	(35,534)	$(545,451)

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	153,227	$2,613,763	216,123	$3,631,654
Shares issued on reinvestment	23,267	398,696	404,550	6,661,664
Shares repurchased	(351,755)	(5,990,179)	(822,813)	(13,864,255)
Net decrease	(175,261)	$(2,977,720)	(202,140)	$(3,570,937)
Class B
Shares sold	—	$—	318	$5,029
Shares issued on reinvestment	—	—	5,882	94,531
Shares repurchased	(28,485)	(474,895)	(63,476)	(1,046,742)
Net decrease	(28,485)	$(474,895)	(57,276)	$(947,182)
Class C
Shares sold	23,715	$409,622	110,465	$1,877,870
Shares issued on reinvestment	164	2,822	38,705	642,915
Shares repurchased	(126,861)	(2,175,552)	(202,717)	(3,433,778)
Net decrease	(102,982)	$(1,763,108)	(53,547)	$(912,993)
Class I
Shares sold	82,360	1,395,000	134,544	2,270,251
Shares issued on reinvestment	1,755	30,011	20,695	340,331
Shares repurchased	(66,269)	(1,128,874)	(104,058)	(1,755,381)
Net increase	17,846	$296,137	51,181	$855,201

1919 Funds 2017 Semi-Annual Report

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2017	$0.023294	$0.015926	$0.025306

The Funds has determined that there were no other subsequent events that would need to be disclosed in the financial statements.

Note 9. Accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Financial statements for periods ending after August 1, 2017 must comply with the changes. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

1919 Funds 2017 Semi-Annual Report

1919 Funds

Other information (unaudited)

June 30, 2017

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the 12 months ended June 30, 2017 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Funds 2017 Semi-Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2017 Semi-Annual Report

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Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2017

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Fund Expenses	2
Portfolio at a glance	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes	14
Other Information	20
Privacy Notice	21
Directory of Funds' Service Providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Variable Socially Responsive Balanced Fund through June 30, 2017.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Information Technology and Industrials sectors and decreased exposure to the Consumer Discretionary, Consumer Staples Health Care, and Real Estate sectors.

So far this year we have maintained overweight positions in the Health Care, Industrials, and Information Technology sectors and underweight positions in the Energy, Telecommunication and Utilities sectors.

In the fixed-income portion of the Fund, we purchased primarily Treasuries and corporates in the 3-6 year maturity bucket, where we have been underweight. We also took the opportunity to sell 9- and 10-year corporates, as well as a couple of longer maturity bonds, to reduce the overweight to that area and raise cash to take advantage of any backups in rates. Going forward, we will continue with a more laddered term structure strategy given our expectation for higher yields along the curve.

In the equity portion of the Fund, our stock selection in the Consumer Staples, Health Care, Information Technology, and Telecommunication sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting in the Energy and Telecommunication sectors also enhanced results. On an individual stock basis, the largest contributors to performance were C.R. Bard, Apple, PayPal, Alphabet, and Estee Lauder.

In the fixed-income portion of the Fund, the leading contributor to performance was our overweight to corporate bonds. On an individual security basis, the largest contributors to return were FNMA 6.625% 11/15/30, U.S. Treasury 4.375% 11/15/39, POT 5.875% 12/1/36, Comcast 5.65% 6/15/35, and Microsoft 4.2% 11/3/35.

In the equity portion of the Fund, our stock selection in the Consumer Discretionary, Energy, Financials, Industrials, and Materials sectors detracted from relative results for the year. In terms of sector positioning, our overweighting of the Financials

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
ii

sector also detracted from performance. On an individual stock basis, the largest detractors from performance were HD Supply, O'Reilly Automotive, Noble Energy, Discover Financial, and Occidental Petroleum.

In the fixed-income portion of the Fund, the leading detractor was the underweight to mortgage-backed securities. On an individual security basis, the largest detractors from performance were Freddie Mac Gold Pool #A65694, U.S. Treasury 7.625% 11/15/22, Freddie Mac Gold Pool #A49479, Government National Mortgage Association 2009-93, and Fannie Mae Pool #900936.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of June 30, 2017 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. In addition to normal risks associated with investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, a Fund's performance will be influenced by political, social and economic factors affecting any investments in companies in foreign countries. The securities of small and mid-sized companies tend to be more volatile than those of larger companies. A Fund's use of derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by a Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Also, if a Fund uses a social awareness criterion, there may be a smaller universe of investments. Please see the Fund's prospectus for a more complete discussion of applicable risks, and the Fund's investment strategies.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
iii

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Fund performance (unaudited)

Total Returns as of June 30, 2017

6 Months
1919 Variable Socially Responsive Balanced Fund	6.17%
S&P 500 TR(i)	9.34
Bloomberg Barclays U.S. Aggregate Index(ii)	2.27
Blended S&P 500 Index (70%) Barclays U.S. Aggregate Index (30%)(iii)	7.19

*  Average annualized returns

As of the Fund's current prospectus dated April 30, 2017, the gross total and net annual operating expense ratios were 1.28% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2018.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
6.17%	$1,000.00	$1,061.70	0.89%	$4.55

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.48%	$1,000.00	$1,020.23	0.89%	$4.46

1  For the six months ended June 30, 2017.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
2

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2017 and December 31, 2016. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
3

Schedule of investments (unaudited)

June 30, 2017

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 71.4%
Consumer Discretionary — 8.3%
Amazon.com Inc.	690	$667,920	*
BorgWarner Inc.	13,700	580,332
Home Depot Inc/The	4,510	691,834
O'Reilly Automotive Inc.	2,010	439,667	*
Time Warner Inc.	2,850	286,169
TJX Cos Inc.	6,910	498,695
Total Consumer Discretionary		3,164,617
Consumer Staples — 6.7%
Costco Wholesale Corp.	3,860	617,330
CVS Health Corp.	7,520	605,059
Estee Lauder Cos. Inc., Class A Shares	7,850	753,443
PepsiCo Inc.	5,145	594,196
Total Consumer Staples		2,570,028
Energy — 4.1%
National Oilwell Varco Inc.	5,510	181,499
Noble Energy Inc.	11,820	334,506
Occidental Petroleum Corp.	6,850	410,109
Royal Dutch Shell PLC	8,042	427,755
Schlumberger Ltd	3,020	198,837
Total Energy		1,552,706
Financials — 10.7%
Discover Financial Services	11,590	720,782
Invesco Ltd.	17,780	625,678
JPMorgan Chase & Co.	8,730	797,922
Prologis Inc.	6,860	402,270
Simon Property Group LP	1,890	305,726
SunTrust Banks Inc.	12,300	697,656
Texas Capital Bancshares Inc.	6,970	539,478	*
Total Financials		4,089,512
Health Care — 10.9%
Boston Scientific Corp.	21,090	584,615	*
Celgene Corp.	3,900	506,493	*
Chubb Limited	4,330	629,496
CR Bard Inc.	3,030	957,813
Thermo Fisher Scientific Inc.	3,400	593,198
UnitedHealth Group Inc.	4,860	901,141
Total Health Care		4,172,756

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
4

1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — 9.7%
Cintas Corp.			2,340	$294,934
Danaher Corp.			6,790	573,008
Fortive Corp.			11,550	731,692
HD Supply Holdings Inc.			11,690	358,065	*
Illinois Tool Works Inc.			4,450	637,463
Quanta Services Inc.			14,600	480,632	*
Union Pacific Corp.			5,730	624,054
Total Industrials				3,699,848
Information Technology — 17.1%
Adobe Systems Inc.			3,990	564,346	*
Alphabet Inc., Class A Shares			1,160	1,078,429	*
Analog Devices Inc.			4,180	325,204
Apple Inc.			7,440	1,071,509
Broadcom Ltd			1,520	354,236
Cisco Systems Inc.			9,600	300,480
Facebook Inc.			4,280	646,194	*
Intuit Inc.			3,120	414,367
Microsoft Corp.			7,420	511,461
PayPal Holdings Inc.			12,080	648,334	*
Visa Inc., Class A Shares			6,680	626,450
Total Information Technology				6,541,010
Materials — 1.5%
Air Products & Chemicals Inc.			2,015	288,266
Eastman Chemical Co.			3,390	284,726
Total Materials				572,992
Telecommunication Services — 0.7%
AT&T Inc.			7,070	266,751
Total Telecommunication Services				266,751
Utilities — 1.7%
American Water Works Co. Inc.			8,120	632,954
Total Utilities				632,954
Total Common Stocks (Cost — $19,941,473)				27,263,174
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	$38,283	$39,577
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	11,228	11,913

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
5

Schedule of investments (unaudited) (cont'd)

June 30, 2017

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	$7,027	$7,050
Total Collateralized Mortgage Obligations (Cost — $58,791)				58,540
Corporate Bonds — 16.9%
Consumer Discretionary — 2.1%
Cintas Corp No 2	2.900%	4/1/22	100,000	101,673
Comcast Corp.	3.375%	2/15/25	70,000	72,115
Comcast Corp.	5.650%	6/15/35	200,000	245,530
Ford Motor Co.	4.346%	12/8/26	145,000	149,550
Ford Motor Credit Co LLC	8.125%	1/15/20	195,000	221,538
Total Consumer Discretionary				790,406
Consumer Staples — 0.6%
CVS Health Corp.	3.875%	7/20/25	95,000	98,942
PepsiCo Inc.	3.100%	7/17/22	135,000	139,988
Total Consumer Staples				238,930
Financials — 8.1%
Aflac Inc.	4.000%	2/15/22	130,000	138,960
American Express Credit Corp.	2.200%	3/3/20	125,000	125,642
Bank of America Corp.	4.183%	11/25/27	165,000	168,143
Bank of Nova Scotia	2.050%	10/30/18	125,000	125,556
BlackRock Inc.	4.250%	5/24/21	125,000	134,797
Citigroup Inc.	2.360%	8/2/21	150,000	152,439	(a)
Citigroup Inc.	5.500%	9/13/25	110,000	122,527
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	150,000	161,297
Goldman Sachs Group Inc.	2.282%	11/15/18	150,000	151,589	(a)
Goldman Sachs Group Inc.	2.352%	11/15/21	120,000	121,171	(a)
JPMorgan Chase & Co.	6.000%	1/15/18	75,000	76,691
JPMorgan Chase & Co.	4.250%	10/15/20	195,000	207,162
JPMorgan Chase & Co.	2.320%	6/7/21	160,000	162,549	(a)
Morgan Stanley	2.200%	12/7/18	215,000	216,147
Morgan Stanley	5.000%	11/24/25	70,000	76,253
Simon Property Group LP	4.125%	12/1/21	225,000	239,336
State Street Corp.	3.700%	11/20/23	120,000	127,085
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	127,994
Toronto-Dominion Bank/The	1.450%	9/6/18	125,000	124,778
Toronto-Dominion Bank/The	1.450%	8/13/19	220,000	218,144
Westpac Banking Corp.	4.875%	11/19/19	110,000	117,178
Total Financials				3,095,438

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 1.2%
Gilead Sciences Inc.	4.500%	4/1/21	$125,000	$134,864
Gilead Sciences Inc.	4.600%	9/1/35	100,000	107,419
Medtronic Inc.	4.125%	3/15/21	200,000	212,966
Total Health Care				455,249
Information Technology — 3.0%
Apple Inc.	2.850%	2/23/23	185,000	188,350
Cisco Systems Inc.	2.125%	3/1/19	125,000	126,044
eBay Inc.	2.500%	3/9/18	55,000	55,327
Microsoft Corp.	4.200%	11/3/35	175,000	191,582
QUALCOMM Inc.	2.250%	5/20/20	135,000	136,337
QUALCOMM Inc.	1.928%	1/30/23	110,000	110,673	(a)
QUALCOMM Inc.	3.450%	5/20/25	175,000	180,054
Texas Instruments Inc.	1.650%	8/3/19	150,000	150,149
Total Information Technology				1,138,516
Telecommunication Services — 1.1%
AT&T Inc.	4.450%	4/1/24	150,000	158,127
Verizon Communications Inc.	2.992%	9/14/18	55,000	56,005	(a)
Verizon Communications Inc.	3.125%	3/16/22	105,000	106,666
Verizon Communications Inc.	5.250%	3/16/37	105,000	113,227
Total Telecommunication Services				434,025
Utilities — 0.8%
Georgia Power Co.	3.250%	4/1/26	100,000	99,862
Southern Power Co.	1.950%	12/15/19	220,000	219,310
Total Utilities				319,172
Total Corporate Bonds (Cost — $6,302,231)				6,471,736
Foreign Government Agency Issues — 0.7%
International Finance Corp.	1.750%	3/30/20	270,000	270,482
Total Foreign Government Agency Issues (Cost — $269,843)				270,482
Mortgage Backed Securities — 0.7%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	56,659	59,176
Gold Pool A35826	5.000%	7/1/35	42,860	46,860
Gold Pool A49479	5.000%	6/1/36	28,640	31,200
Gold Pool A65694	6.000%	9/1/37	27,631	31,128
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/18	5,562	5,699
Pool 896885	6.000%	6/1/22	6,303	6,658
Pool 995262	5.500%	1/1/24	24,276	25,800
Pool 891596	5.500%	6/1/36	33,530	37,439

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
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Schedule of investments (unaudited) (cont'd)

June 30, 2017

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — continued
Pool 900936	6.500%	2/1/37	$2,940	$3,252
Pool 946594	6.000%	9/1/37	35,244	39,993
Total Mortgage Backed Securities (Cost — $262,655)				287,205
U.S. Government & Agency Obligations — 9.3%
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	40,000	54,245
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	120,000	124,862
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	75,000	74,612
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	35,000	49,397
Federal National Mortgage Association (FNMA)	1.150%	12/12/18	150,000	149,369
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	165,000	162,179
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	40,000	54,351
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	522,587
United States Treasury Bonds	7.875%	2/15/21	180,000	218,988
United States Treasury Bonds	8.000%	11/15/21	75,000	94,538
United States Treasury Bonds	7.250%	8/15/22	260,000	327,610
United States Treasury Bonds	7.625%	11/15/22	125,000	161,267
United States Treasury Bonds	7.500%	11/15/24	210,000	287,323
United States Treasury Bonds	6.875%	8/15/25	50,000	67,557
United States Treasury Bonds	6.750%	8/15/26	30,000	41,166
United States Treasury Bonds	3.500%	2/15/39	131,000	148,050
United States Treasury Bonds	4.375%	11/15/39	242,000	308,531
United States Treasury Notes	4.250%	11/15/17	150,000	151,717
United States Treasury Notes	3.625%	8/15/19	190,000	198,795
United States Treasury Notes	3.625%	2/15/20	125,000	131,821
United States Treasury Notes	2.625%	8/15/20	200,000	206,309
Total U.S. Government & Agency Obligations (Cost — $3,301,565)				3,535,274
			Shares
Short-Term Investment — 1.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.81%(b)			406,231	406,231
Total Short-Term Investment (Cost — $406,231)				406,231
Total Investments — 100.3% (Cost — $30,542,789)				38,292,642
Liabilities in Excess of Other Assets — (0.3)%				(112,980)
Total Net Assets — 100.0%				$38,179,662

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
8

1919 Variable Socially Responsive Balanced Fund

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

PLC  — Public Limited Company

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
9

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments in securities at value (cost $30,542,789)	$38,292,642
Receivable for Fund shares sold	71
Dividends and interest receivable	112,905
Prepaid expenses	1,821
Total assets	38,407,439
Liabilities:
Payable for Fund shares repurchased	168,348
Investment management fees payable	8,025
Accrued other expenses	51,404
Total liabilities	227,777
Net Assets	$38,179,662
Components of Net Assets:
Paid-in capital	$28,173,867
Undistributed net investment income	259,435
Accumulated net realized gain on investments	1,996,507
Net unrealized appreciation on investments	7,749,853
Net Assets	$38,179,662
Total Fund:
Net Assets	$38,179,662
Shares Issued and Outstanding (unlimited shares authorized, $0.01 par value)	1,386,757
Net Asset Value, Redemption Price and Offering Price Per Share	$27.53

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
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Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Dividend income (Net of foreign tax of $2,230)	$234,820
Interest income	151,366
Total Investment Income	386,186
Expenses:
Advisory fees (Note 3)	123,766
Transfer agent fees and expenses	45,545
Administration and fund accounting fees	37,512
Audit fees	8,677
Shareholder reporting fees	8,531
Trustees' fees	5,743
Legal fees	5,453
Compliance Fee	3,021
Miscellaneous	2,530
Custody fees	2,088
Insurance fees	1,544
Total Expenses	244,410
Expenses waived by the Adviser	(74,946)
Net Expenses	169,464
Net Investment Income	216,722
Realized and Unrealized Gain on Investments
Net realized gain on investments	1,646,382
Net change in unrealized appreciation/depreciation on investments	432,650
Net Realized and Unrealized Gain on Investments	2,079,032
Net Increase in Net Assets Resulting from Operations	$2,295,754

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
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Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and Year Ended December 31, 2016	2017	2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$216,722	$402,863
Net realized gain on investments	1,646,382	2,110,383
Net change in unrealized appreciation/depreciation on investments	432,650	(193,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,295,754	2,319,805
Distributions to shareholders:
Net investment income	—	(353,694)
Net realized gains	—	(2,364,746)
Total Distributions to Shareholders	—	(2,718,440)
Capital Transactions:
Net proceeds from shares sold	173,197	179,707
Reinvestment of distributions	—	2,718,440
Cost of shares repurchased	(2,176,003)	(4,921,525)
Net Decrease in Net Assets from Capital Transactions	(2,002,806)	(2,023,378)
Total Decrease in Net Assets	292,948	(2,422,013)
Net Assets:
Beginning of period	37,886,714	40,308,727
End of period	$38,179,662	$37,886,714
Undistributed net investment income	$259,435	$42,713
Capital Share Transactions:
Shares sold	6,468	6,657
Shares reinvested	—	104,595
Shares repurchased	(80,715)	(183,528)
Net Decrease in Shares Outstanding	(74,247)	(72,276)

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
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Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2017*	2016	2015	2014	2013	2012
Net asset value, beginning of year	$25.93	$26.29	$29.76	$30.96	$26.30	$24.11
Income (loss) from investment operations:
Net investment income[1]	0.15	0.28	0.29	0.27	0.27	0.30
Net realized and unrealized gain (loss) on investments	1.45	1.36	(0.78)	2.64	4.64	2.28
Total income (loss) from investment operations	1.60	1.64	(0.49)	2.91	4.91	2.58
Less distributions:
From net investment income	—	(0.26)	(0.39)	(0.28)	(0.25)	(0.39)
From net realized gain on investments	—	(1.74)	(2.59)	(3.83)	—	—
Total distributions	—	(2.00)	(2.98)	(4.11)	(0.25)	(0.39)
Net asset value, end of year	$27.53	$25.93	$26.29	$29.76	$30.96	$26.30
Total return[2]	6.17%[7]	6.23%	(1.71)%	9.30%	18.71%	10.71%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$38,180	$37,887	$40,309	$47,456	$48,737	$46,323
Ratios to average net assets
Gross expenses	1.29%[6]	1.28%	1.23%	0.94%	0.89%	0.93%
Net expenses[3]	0.89[5,6]	0.89[5]	0.89[5]	0.92[4,5]	0.89[4]	0.93[4]
Net investment income	1.14[6]	1.04	0.99	0.85	0.95	1.16
Portfolio turnover rate	17%[7]	31%	27%	26%	25%	21%

*  For the six months ended June 30, 2017 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2018 without the Board of Trustees' consent.

4  The impact of compensating balance arrangements, if any, was less than 0.01%.

5  Reflects fee waivers and/or expense reimbursements.

6  Annualized.

7  Not annualized.

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
13

Notes to financial statements (unaudited)

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity Trust as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
14

1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$27,263,174	$—	$—	$27,263,174
Collateralized Mortgage Obligations	—	58,540	—	58,540
Corporate Bonds	—	6,471,736	—	6,471,736
Mortgage Backed Securities	—	287,205	—	287,205
Foreign Government Agency	—	270,482	—	270,482
U.S. Government & Agency Obligations	—	3,535,274	—	3,535,274
Total long-term investments	$27,263,174	$10,623,327	$—	$37,886,411
Short-term investment	$406,231	$—	$—	$406,231
Total investments	$27,669,405	$10,623,327	$—	$38,292,642

*  See Schedule of Investments for additional detailed categorizations.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at period end. There were no level 3 securities held at period end.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
15

Notes to financial statements (unaudited) (cont'd)

in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

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16

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2017, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
17

Notes to financial statements (unaudited) (cont'd)

Average Daily Net Assets	Annual Rate
Next $100 million	0.51%
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2018, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

The Adviser is permitted to recapture amounts waived or reimbursed to the fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the lesser of the established cap on expenses for that year or the cap in place when the waiver is incurred. For the six months ended June 30, 2017, the Adviser waived $74,946, which may be recaptured by the Adviser through June 30, 2020.

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. The Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

U.S. Bank, N.A., serves as the Fund's custodian, and Quasar Distributors, LLC, an affiliate of USBFS, serves as the Fund's distributor and principal underwriter.

Note 4. Investment transactions

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$5,282,786	$1,061,034
Sales	7,118,794	51,335

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
18

Note 5. Income tax information and distributions to shareholders

At December 31, 2016, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$30,550,227
Gross tax unrealized appreciation	8,086,988
Gross tax unrealized depreciation	(796,837)
Net tax unrealized appreciation on investments	7,290,151
Undistributed ordinary income	69,428
Undistributed long-term capital gains	377,177
Other accumulated earnings	(26,715)
Total accumulated earnings	$7,710,041

As of December 31, 2016, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016, was as follows:

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Distribution Paid From:
Ordinary Income	$—	$527,039
Net Long Term Capital Gains	—	2,191,401

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, and reclassifications of paydown losses on mortgage and asset-backed securities. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the following table shows the reclassifications made:

	Paid-In-Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain on Investments
1919 Variable Socially Responsive Balanced Fund	—	$16,202	$(16,202)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2017 Semi-Annual Report
19

Other Information (unaudited)

June 30, 2017

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the 12 months ended June 30, 2017 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Variable Socially Responsive Balanced Fund
20

Privacy Notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Variable Socially Responsive Balanced Fund
21

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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/7/17

By	/s/Russell B. Simon
Russell B. Simon, Treasurer

Date	9/7/17